Stockholders' Equity (Details) - Employee Stock Option [Member] - $ / shares	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Jul. 31, 2015	Jul. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market value of stock on measurement date	$ 7.00
Risk-free interest rate	2.05%
Dividend yield	0.00%	0.00%	0.00%
Volatility factor	373.00%
Term	10 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market value of stock on measurement date		$ 7.30	$ 5.40
Risk-free interest rate		1.73%	2.99%
Volatility factor		407.00%	459.00%
Term		5 years	10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market value of stock on measurement date		$ 3.75	$ 2.40
Risk-free interest rate		1.00%	2.19%
Volatility factor		147.00%	418.00%
Term		3 years	7 years